CAPITAL STOCK (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2018	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized					40,000	40,000
Preferred stock, par value					$ 0.01	$ 0.01
Preferred stock, shares outstanding					147	147
Stock Issued During Period, Value, New Issues						$ 45,000	$ 951,750
Common Stock, Terms of Conversion						the Company has agreed that, on or after April 1, 2022, upon ninety (90) days prior written notice, Steward may sell fifty percent (50%) of the common stock to the Company one-time during each of the following two (2) calendar years thereafter at a price equal to the purchase price under the Purchase Agreement pro-rated for the number of shares being purchased. Notwithstanding the foregoing, the put option shall automatically terminate and be of no further force and effect in the event the market capitalization (as defined in the Purchase Agreement) of the Company is equal to or more than $100,000,000 at any time after the date of the Purchase Agreement.
Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,000,000
Proceeds from Issuance of Common Stock		$ 7,500,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues
Common Stock [Member] | Twenty Percent O I D Convertible Notes Two Thousand Twenty Three [Member]
Class of Stock [Line Items]
Unrestricted common stock issue					468,250
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2022 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						1,000,000
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						100,000
Common Stock [Member] | 20% OID Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						468,250
Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						6	141
Stock Issued During Period, Value, New Issues							$ 1
Series A Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					40,000	40,000
Preferred stock, par value					$ 0.01	$ 0.01
Preferred stock, shares outstanding					147			147
Series A Preferred Convertible Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issuable upon conversion					10,000
Stock Issued During Period, Shares, Conversion of Convertible Securities						10,000
Series A 10% Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.01
Dividend rate					10.00%	10.00%
Preferred stock discount rate percentage			10.00%
Debt Instrument, Unamortized Discount			$ 5,000
Cash			45,000
Payments for Brokerage Fees			$ 0
Sale of Stock, Number of Shares Issued in Transaction			6
Series A 10% Convertible Preferred Stock [Member] | 1 Investor [Member]
Class of Stock [Line Items]
Share Price			$ 7,500
Sale of Stock, Consideration Received on Transaction			$ 50,000
Proposed Series C Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Debt conversion description	In July 2024, contingent to a qualified financing occurring no later than six months from the exchange agreement date, the Company proposed the exchange of (i) all outstanding 10% Senior Secured Convertible Notes including accrued interest, (ii) all outstanding 35% Senior Secured Convertible Notes including accrued interest, (iii) all outstanding Promissory Notes including accrued interest, (iv) all outstanding Series A Preferred Convertible Stock including accrued dividends payable, and (v) certain open trade payables, for shares of a newly proposed Series C preferred stock with an exchange value of $1,000 per share. The proposed exchange value of (i), (ii), (iii), and (iv) above included a 35% premium to the book value of those instruments. The proposed exchange also included the exchange of all warrants to purchase common stock and incentive shares payable, each previously issued in conjunction with (i), (ii), (iii), and (iv) above for new warrants at a quantity calculated at 50% of the original face value of each of the notes and a holder’s initial investment in the Series A Preferred Convertible Stock. The proposed exchange agreements all stated that the proposed exchange would be null and void if the Company did not close a qualified financing within six months from the exchange agreement date.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value				$ 0.01
Dividend rate				10.00%
Stock Issued During Period, Shares, New Issues				141
Preferred stock discount rate percentage				10.00%
Debt Instrument, Unamortized Discount				$ 105,450
Cash				951,750
Payments for Brokerage Fees				$ 53,994
Series A Preferred Stock [Member] | 15 Investors [Member]
Class of Stock [Line Items]
Share Price				$ 6,750
Stock Issued During Period, Value, New Issues				$ 1,057,200
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						40,000	40,000
Preferred stock, par value						$ 0.01	$ 0.01
Preferred stock, shares outstanding						147	141
Series B Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms						In the fourth quarter of 2023, contingent to a Qualified Financing occurring no later than November 30, 2023, the Company proposed the exchange of (i) all outstanding 10% Senior Secured Convertible Notes including accrued interest, (ii) all outstanding 35% Senior Secured Convertible Notes including accrued interest, (iii) all outstanding Promissory Notes including accrued interest, (iv) all outstanding Series A Preferred Convertible Stock including accrued dividends payable, and (v) all open trade payables, for shares of a newly proposed Series B preferred stock with an exchange value of $10 per share. The proposed exchange also included the exchange of all warrants to purchase common stock previously issued in conjunction with (i), (ii), (iii), and (iv) above for new warrants at a quantity calculated at 80% of the original face value of each of the notes and a holder’s initial investment in the Series A Preferred Convertible Stock.